13. Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of accrued liabilities
	December 31, 2020	December 31, 2019
Tax penalty payable (a)	$2,780	$2,780
Other payable	3,787	5,024
Other tax payables	972	296
Accrued expense	120	707
Others	831	370
Total accrued liabilities	$8,490	$9,177